Income tax expense (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)	$ 155	$ (14,507)	$ (7,628)
Variation	14,662	(6,879)
Accounts Payable [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)		446	4,470
Variation	(446)	(4,024)
Inflation Adjustments [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)			(23)
Variation		23
Deposits And Other Assets [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)	(3,623)	(12,183)	(157)
Variation	(8,560)	(12,026)
Aircraft Maintenance [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)	(31,450)	(3,448)	787
Variation	(28,002)	(4,235)
Pension Liabilities [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)	28,414	25,842	(19,541)
Variation	(2,572)	45,383
Provisions [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)	56,915	66,947	48,561
Variation	(10,032)	18,386
Loss Carry Forwards [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)	3,103	16,641	31,035
Variation	(13,538)	(14,394)
Non Monetary Items [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)	(37,095)	(92,832)	(57,913)
Variation	24,882	(34,919)
Intangible Assets [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)	(11,534)	(12,031)	(12,582)
Variation	497	551
Other [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net deferred tax assets / (liabilities)	(4,575)	(3,889)	$ (2,265)
Variation	$ (686)	$ (1,624)